UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09147

Investment Company Act File Number

Eaton Vance Massachusetts Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Massachusetts Municipal Income Trust

August 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 151.7%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 6.0%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	$910	$1,187,705
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	990	1,301,959

		$2,489,664

Education — 28.9%
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	$1,080	$1,230,228
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	770	875,051
Massachusetts Health and Educational Facilities Authority, (Berklee College of Music), 5.00%, 10/1/32	1,500	1,648,200
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/35	1,640	2,174,558
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	1,500	1,677,540
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.00%, 7/1/38	415	462,210
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	1,350	1,499,607
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	1,420	1,618,743
University of Massachusetts Building Authority, 5.00%, 11/1/39	750	847,238

		$12,033,375

Escrowed/Prerefunded — 1.8%
Massachusetts Development Finance Agency, (New England Conservatory of Music), Prerefunded to 7/1/18, 5.25%, 7/1/38	$625	$728,512

		$728,512

General Obligations — 16.3%
Boston, 4.00%, 4/1/24	$300	$336,273
Cambridge, 4.00%, 2/15/21	595	687,171
Danvers, 5.25%, 7/1/36	885	1,027,733
Lexington, 4.00%, 2/1/21	415	479,109
Lexington, 4.00%, 2/1/22	430	498,813
Lexington, 4.00%, 2/1/23	355	413,011
Newton, 5.00%, 4/1/36	750	852,945
Plymouth, 5.00%, 5/1/31	345	390,102
Plymouth, 5.00%, 5/1/32	315	355,159
Wayland, 5.00%, 2/1/33	510	583,093
Wayland, 5.00%, 2/1/36	770	874,012
Winchester, 5.00%, 4/15/36	245	279,060

		$6,776,481

Hospital — 26.8%
Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/31	$1,000	$1,084,270
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	525	618,061
Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	600	733,374

Security	Principal Amount (000’s omitted)	Value
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	$555	$593,051
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	1,210	1,353,579
Massachusetts Health and Educational Facilities Authority, (Children’s Hospital), 5.25%, 12/1/39	500	569,550
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	1,135	1,200,796
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	755	755,763
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	970	1,018,025
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare Systems), 5.00%, 7/1/32	2,000	2,176,320
Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	675	677,862
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	350	376,232

		$11,156,883

Housing — 6.6%
Massachusetts Housing Finance Agency, (AMT), 4.75%, 12/1/48	$2,100	$2,109,702
Massachusetts Housing Finance Agency, (AMT), 5.00%, 12/1/28	650	656,474

		$2,766,176

Industrial Development Revenue — 1.9%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27	$800	$808,960

		$808,960

Insured-Education — 7.3%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$1,000	$1,293,950
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)(2)	1,365	1,731,680

		$3,025,630

Insured-Electric Utilities — 1.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$550	$524,865

		$524,865

Insured-General Obligations — 3.2%
Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,000	$1,328,900

		$1,328,900

Insured-Hospital — 0.9%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$335	$376,651

		$376,651

Insured-Other Revenue — 1.8%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$590	$737,246

		$737,246

Insured-Special Tax Revenue — 10.4%
Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$1,450	$1,455,292
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	1,000	1,260,810
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	1,340	1,465,906
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,105	151,054

		$4,333,062

Insured-Student Loan — 2.6%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$280	$296,344
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	765	779,902

		$1,076,246

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 0.8%
Massachusetts Port Authority, (Bosfuel Project), (NPFG), (AMT), 5.00%, 7/1/32	$315	$326,743

		$326,743

Other Revenue — 2.8%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/22	$500	$576,900
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/25	505	578,740

		$1,155,640

Senior Living/Life Care — 5.9%
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.15%, 7/1/31	$250	$250,052
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.625%, 7/1/29	1,500	1,501,110
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	125	135,458
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27	140	138,275
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41	475	437,551

		$2,462,446

Special Tax Revenue — 8.3%
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	$140	$159,681
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/31	1,665	788,561
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/34	5,195	2,116,858
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	335	385,354

		$3,450,454

Transportation — 7.2%
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	$1,500	$1,641,120
Massachusetts Port Authority, 5.00%, 7/1/28	500	579,725
Massachusetts Port Authority, 5.00%, 7/1/34	670	758,708

		$2,979,553

Water and Sewer — 10.9%
Boston Water and Sewer Commission, 5.00%, 11/1/26	$2,005	$2,318,261
Boston Water and Sewer Commission, 5.00%, 11/1/29	495	574,690
Boston Water and Sewer Commission, 5.00%, 11/1/31	225	255,690
Massachusetts Water Resources Authority, 5.00%, 8/1/28	1,195	1,399,465

		$4,548,106

Total Tax-Exempt Investments — 151.7% (identified cost $57,500,299)		$63,085,593

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (48.2)%		$(20,050,323)

Other Assets, Less Liabilities — (3.5)%		$(1,438,613)

Net Assets Applicable to Common Shares — 100.0%		$41,596,657

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2014, 18.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 11.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $821,680.

A summary of open financial instruments at August 31, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/14	34 U.S. Long Treasury Bond	Short	$(4,725,938)	$(4,763,188)	$(37,250)

At August 31, 2014, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At August 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $37,250.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$53,980,715

Gross unrealized appreciation	$5,837,363
Gross unrealized depreciation	(117,485)

Net unrealized appreciation	$5,719,878

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2014, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$63,085,593	$—	$63,085,593
Total Investments	$—	$63,085,593	$—	$63,085,593

Liability Description
Futures Contracts	$(37,250)	$—	$—	$(37,250)
Total	$(37,250)	$—	$—	$(37,250)

The Trust held no investments or other financial instruments as of November 30, 2013 whose fair value was determined using Level 3 inputs. At August 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Massachusetts Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 27, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 27, 2014